UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04250
SELIGMAN MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 12/31

Portfolio of Investments
Seligman California Municipal High-Yield Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.0%)

Issue	Coupon	Principal
description(b)	rate	amount	Value(a)
Airport (1.4%)
County of Sacramento
Revenue Bonds
Series 2009B
07-01-39	5.75%	$450,000	$471,870

City (6.2%)
City of Berkeley
Unlimited General Obligation Bonds
Neighborhood Branch Measure
Series 2009FF
09-01-35	5.00	1,000,000	1,013,980
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.00	1,100,000	1,132,890

Total			2,146,870

College (10.7%)
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10-01-21	5.25	665,000	670,047
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2001
08-01-31	5.00	1,500,000	1,500,840
California Educational Facilities Authority
Revenue Bonds
University of the Pacific
Series 2006
11-01-25	5.00	1,000,000	1,011,530
University of California
Revenue Bonds
Series 2009Q
05-15-34	5.00	500,000	519,375

Total			3,701,792

Electric (1.5%)
City of Vernon
Revenue Bonds

Issue	Coupon	Principal
description(b)	rate	amount	Value(a)
Series 2009A
08-01-21	5.13	500,000	507,470

Health Care — Hospital (20.2%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.75	1,000,000	1,002,850
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.00	750,000	692,355
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.50	750,000	759,533
California Health Facilities Financing Authority
Revenue Bonds
St. Joseph Health System
Series 2009A
07-01-29	5.50	700,000	728,903
California Municipal Finance Authority
Revenue Bonds
Community Hospital Center
Series 2009
02-01-39	5.50	750,000	669,488
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.00	550,000	511,258
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-42	5.63	500,000	500,265
Palomar Pomerado Health
Certificate of Participation
Series 2009
11-01-39	6.75	350,000	344,743
Washington Township Health Care District
Revenue Bonds
Series 1999
07-01-29	5.25	2,000,000	1,837,540

Total			7,046,935

Housing — Single Family (7.5%)
California Housing Finance Agency
Revenue Bonds
Multifamily Housing III
Series 1999A A.M.T.
02-01-36	5.38	2,280,000	2,065,406
California Housing Finance Authority
Revenue Bonds
Series 1997B-3 A.M.T.

Issue	Coupon	Principal
description(b)	rate	amount		Value(a)
08-01-28	5.40	550,000		550,083

Total				2,615,489

Lease (8.0%)
Los Angeles Municipal Improvement Corporation
Revenue Bonds
Cap Equipment
Series 2008A
09-01-24	5.00	1,000,000		1,032,590
Modesto Irrigation District
Certificate of Participation
Refunding & Capital Improvements Bonds
Series 1999B
07-01-22	5.30	1,740,000		1,740,748

Total				2,773,338

Miscellaneous Revenue (2.5%)
Golden State Tobacco Securitization Corporation
Asset-backed Revenue Bonds
Series 2007A-1
06-01-47	5.13	1,300,000		868,413

Sales or Use Tax (3.5%)
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 1996Y
07-01-36	5.50	1,000,000	(c)	1,198,850

School (4.6%)
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	1,590,000		1,603,181

Special District — Assessment (3.0%)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project #1
Series 2009A
07-01-27	6.00	1,000,000		1,038,860

Special District — Tax Allocation (4.1%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08-01-29	7.50	340,000		334,155
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.25	200,000		201,078
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08-01-29	5.13	200,000		193,392

Issue	Coupon	Principal
description(b)	rate	amount	Value(a)
08-01-36	5.50	200,000	194,546
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-29	6.38	500,000	517,905

Total			1,441,076

Special District — Tax Increment (2.1%)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2009B
08-01-28	6.13	700,000	732,746

State (11.1%)
State of California
Unlimited General Obligation Bonds
Series 2008
08-01-34	5.00	1,250,000	1,139,600
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.00	1,000,000	920,710
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-25	5.63	500,000	517,075
04-01-31	5.75	750,000	757,425
04-01-38	6.00	500,000	510,975

Total			3,845,785

Toll Road (3.8%)
Foothill Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.75	1,500,000	1,334,235

Water & Sewer (6.8%)
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009A
07-01-24	5.00	1,000,000	1,100,350
Orange County Water District
Refunding Certificate of Participation
Series 2009
08-15-39	5.00	750,000	753,945
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	500,000	513,755

Total			2,368,050

Total Municipal Bonds
(Cost: $33,648,889)			$33,694,960

Money Market Fund (1.5%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	514,221	$514,221

Total Money Market Fund (Cost: $514,221)		$514,221

Total Investments in Securities (Cost: $34,163,110)(d)		$34,209,181

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Dec. 31, 2009, the value of securities subject to alternative minimum tax represented 7.53% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note

(c)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.45% of net assets at Dec. 31, 2009.

(d)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $34,163,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$809,000
Unrealized depreciation	(763,000)

Net unrealized appreciation	$46,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$33,694,960	$—	$33,694,960

Total Bonds	—	33,694,960	—	33,694,960

Other
Unaffiliated Money Market Fund (a)	514,221	—	—	514,221

Total Other	514,221	—	—	514,221

Total	$514,221	$33,694,960	$—	$34,209,181

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Portfolio of Investments
Seligman California Municipal Quality Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.6%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Airport (5.3%)
County of Sacramento
Revenue Bonds
Series 2008A (AGM)
07-01-25	5.00%	$1,500,000	$1,575,195
County of Sacramento
Revenue Bonds
Series 2009B
07-01-39	5.75	550,000	576,730

Total			2,151,925

City (5.5%)
City of Berkeley
Unlimited General Obligation Bonds
Neighborhood Branch Measure
Series 2009FF
09-01-35	5.00	975,000	988,631
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.00	1,200,000	1,235,880

Total			2,224,511

College (16.8%)
California Educational Facilities Authority
Revenue Bonds
Pepperdine University
Series 1999A
11-01-29	5.00	2,000,000	2,015,179
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2007 (NPFGC)
11-01-25	5.00	1,315,000	1,364,076
California State University
Revenue Bonds
Systemwide
Series 2007A (AGM)
11-01-27	5.00	1,750,000	1,840,860
University of California
Revenue Bonds
Series 2008L
05-15-26	5.00	1,500,000	1,603,965

Total			6,824,080

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Electric (10.8%)
Anaheim Public Financing Authority
Revenue Bonds
Anaheim Electric Systems Distribution
Series 2009
10-01-25	5.00	1,500,000	1,606,545
City of Redding
Certificate of Participation
Series 2008A (AGM)
06-01-27	5.00	865,000	882,836
City of Riverside
Revenue Bonds
Series 2008D (AGM)
10-01-28	5.00	1,325,000	1,367,546
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2004T (NPFGC/FGIC)
05-15-24	5.25	500,000	515,305

Total			4,372,232

Health Care — Hospital (14.6%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.75	1,000,000	1,002,850
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.00	900,000	830,826
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.50	800,000	810,168
California Health Facilities Financing Authority
Revenue Bonds
St. Joseph Health System
Series 2009A
07-01-29	5.50	800,000	833,032
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2009
07-01-39	5.13	500,000	480,535
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2002A
11-01-32	5.50	2,000,000	1,986,980

Total			5,944,391

Lease (11.6%)
Eastern Municipal Water District
Certificate of Participation
Series 1991 (NPFGC/FGIC)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
07-01-12	6.75	1,935,000	2,068,650
Modesto Irrigation District
Certificate of Participation
Capital Improvements
Series 2009A
10-01-29	5.75	1,500,000	1,623,945
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.25	1,000,000	1,005,860

Total			4,698,455

Miscellaneous Revenue (1.0%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Walt Disney Family Museum
Series 2008
02-01-33	5.25	400,000	402,072

Sales or Use Tax (5.9%)
San Francisco Bay Area Transit Financing Authority
Unrefunded Revenue Bonds
Series 1998 (AMBAC)
07-01-28	5.00	1,530,000	1,540,037
San Mateo County Transportation District
Revenue Bonds
Series 2009A
06-01-19	5.00	755,000	856,442

Total			2,396,479

School (3.6%)
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12-01-34	5.00	735,000	715,567
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01-01-34	5.00	750,000	752,812

Total			1,468,379

Special District — Assessment (2.5%)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project #1
Series 2009A
07-01-27	6.00	1,000,000	1,038,860

Special District — Tax Increment (1.3%)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-29	6.00	535,000	544,716

State (1.3%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
State of California
Unlimited General Obligation Refunding Bonds
Series 2009A
07-01-21	5.25	500,000	533,710

Water & Sewer (16.4%)
California State Department of Water Resources
Revenue Bonds
Central Valley Project
Series 2008AE
12-01-27	5.00	1,500,000	1,618,485
Los Angeles Department of Water & Power
Revenue Bonds
Series 2001A
07-01-41	5.13	1,000,000	1,004,540
Orange County Water District
Refunding Certificate of Participation
Series 2009
08-15-39	5.00	1,000,000	1,005,260
Sacramento Regional County Sanitation District
Refunding Revenue Bonds
Series 2001 (AMBAC)
12-01-27	5.00	2,000,000	2,030,760
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	1,000,000	1,027,510

Total			6,686,555

Total Municipal Bonds (Cost: $38,168,821)			$39,286,365

Municipal Notes (2.2%)

Issue	Coupon	Principal
description(b,c,d)	rate	amount	Value(a)
College
California Educational Facilities Authority
Revenue Bonds
Chapman University
V.R.D.N. Series 2008C (Bank of America)
10-01-26	0.21%	$900,000	$900,000

Total Municipal Notes (Cost: $900,000)			$900,000

Money Market Fund (—%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	19,913	$19,913

Total Money Market Fund (Cost: $19,913)		$19,913

Total Investments in Securities (Cost: $39,088,734)(e)		$40,206,278

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance
(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note

(d)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(e)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $39,089,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,251,000
Unrealized depreciation	(134,000)

Net unrealized appreciation	$1,117,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$39,286,365	$—	$39,286,365

Total Bonds	—	39,286,365	—	39,286,365

Other
Municipal Notes	—	900,000	—	900,000
Unaffiliated Money Market Fund (a)	19,913	—	—	19,913

Total Other	19,913	900,000	—	919,913

Total	$19,913	$40,186,365	$—	$40,206,278

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      Seligman Municipal Series Trust

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 1, 2010

By:	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date March 1, 2010